SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

18. SHARE BASED COMPENSATION

Equity Incentive Plan

The Company’s 2005 Equity Incentive Plan (the “Plan”) is designed to provide certain key persons, on whose initiative and efforts the successful conduct of the Company depends, with incentives to: (a) enter into and remain in the service of the Company, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance, and (d) enhance the long-term performance of the Company.

On December 20, 2011, the Board of Directors amended the Plan to increase the number of common shares reserved for issuance from 583,334 shares to 2,083,334 shares to better enable the Company to offer equity incentives to its officers, directors, employees and consultants.

In addition, the Company may grant restricted common shares and share options to third parties and to employees outside of the Plan. During the year ended December 31, 2012 and 2011 approximately 1,659,000 and 1,214,000 shares, respectively, were granted to former employees, officers, executive officers, board of directors members and consultants, which vested upon their issuance. For shares issued to third parties refer to Note 19, and for shares granted/issued after December 31, 2012, refer to Note 25.

Employment and Severance Agreements

On January 2, 2012, the Company entered into employment agreements with two of the Company’s then executive officers, Nicholas G. Fistes (resigned in December 2012), and Michail S. Zolotas, which entitle each executive to an annual base salary and an annual incentive bonus that is payable in the Company’s common shares.The agreements are retroactive for the years 2010 and 2011 and effective until December 31, 2016, after which they will automatically renew for additional one-year periods, unless terminated in accordance with the terms of such agreements. Pursuant to the employment agreements, both executives were entitled to the following compensation: (1) for the period between October 13, 2009 until the end of 2010, were entitled to an aggregate base salary of $1,300 and a bonus of $300, which was paid in shares priced at $24.00 per share, resulting in an aggregate of issuance of 66,667shares, (2) for 2011, they were entitled to an aggregate base salary of $1,300 and bonus of $300, which was paid in shares priced at $2.00 per share, resulting in an aggregate of issuance of 800,000 shares; and (3) for each year from 2012 until the end of 2016, they will be entitled to an aggregate base salary of $1,450 and bonus of $1,450, which will be paid in shares priced at $2.00 per share, resulting in an aggregate of issuance of 1,450,000 shares. Under each employment agreement, upon a change in control of the Company, any stock based awards to the employee will vest. If prior to the effective date of a change of control or after the second anniversary of the effective date of a change in control, the employee is terminated without “cause” or resigns for “good reason,” the employee will be entitled to receive his then current base salary through the end of the expiration period of the agreement, in addition to any benefits accrued through the date of his termination. In addition, if on or after the effective date of a change of control and prior to the second anniversary of the effective date of the change of control, the employee is terminated without “cause” or resigns for “good reason,” the employee will be entitled to five times his then current base salary and five times the annual bonus for the prior year within 30 days following the effectiveness of the termination. If an executive’s employment is terminated for “cause” or voluntarily by the employee without “good reason,” the employee will not be entitled to any salary, benefits or reimbursements beyond those accrued through the date of his termination.

On January 1, 2013, an amendment to the employment agreement with Michail S. Zolotas was signed. Pursuant to the amended employment agreement, Michail S. Zolotas will be entitled, for the fiscal years 2013 through 2018, to an aggregate base salary of $1,500 per year, which will be paid in advance and in common shares of the Company. The Company agreed to pay the annual base salary owed to Michail S. Zolotas for fiscal year 2013 by May 30, 2013 and on May 31, 2013, 5,083,769 common shares were issued. The share price used for the calculation of the shares was the average closing price of the Company’s common stock for the last thirty trading days prior to the date on which the shares were delivered to Michail S. Zolotas. For fiscal year 2014 and for each subsequent year, the share price to be used for the calculation of the shares to be issued shall be the average closing price of the Company’s common stock for the last 365 days prior to the date on which the shares are delivered to the Michail S. Zolotas. Pursuant to the terms of the amended employment agreement, for fiscal years 2013 through 2018, Michail S. Zolotas will also be entitled to an aggregate bonus of $4.5 million per year, which will be paid in common shares or warrants. The share price to be used for the calculation of the shares to be issued shall be the average closing price of the Company’s common stock for the last 60 trading days prior to the date on which the target bonus is granted to Michail S. Zolotas. The target bonus for each performance period will be determined on an annual basis and based on such factors as the board and Michail S. Zolotas shall in good faith agree, such factors to be agreed no later than 60 days following the start of each performance period, except in the year 2013 where the target bonus of Michail S. Zolotas was granted on May 30, 2013. In addition, if on or after the effective date of a change of control and prior to the second anniversary of the effective date of the change of control, Mr. Zolotas is terminated without “cause” or resigns for “good reason” (each as defined in the employment agreement), he will be entitled to a cash payment equal to (i) twenty times his then-current base salary and (ii) twenty times his annual bonus for the prior year within 30 days following the effectiveness of the termination.

On January 2, 2012, the Company entered into severance agreements with certain of its key employees, not including Michail S. Zolotas. If on or after the effective date of a change of control and prior to the second anniversary of the effective date of a change of control, the severance agreements are terminated without “cause,” or the employee resigns for “good reason,” the employee will be entitled to (i) five times his then current base salary, (ii) five times his annual bonus and (iii) the lesser of (x) the number of shares of the Company’s common shares valued at two times his annual bonus at a price per share equal to the average trading price during the previous 30 trading days or (y) 20,000,000 shares, in each case within 30 days following the effectiveness of the termination. As used in the employment agreements and the severance agreements, “change of control” means: (i) the sale or disposition, in one or a series of related transactions within any twelve (12) month period ending on the date of the most recent acquisition by such person or persons, of more than 50% of the assets of the Company to any “person” or “group” (as such terms are defined in Section 13(d)(3) and 14(d)(2) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)); (ii) any person or group is or becomes the “beneficial owner” (as defined in Rules 13d-3 and 13d-5 under the Exchange Act), directly or indirectly, in one or a series of related transactions within any twelve (12) month period ending on the date of the most recent acquisition by such person or persons, of the Company’s outstanding equity representing more than 50% of the total voting power of the Company’s equity; or (iii) the Company undergoes a merger, reorganization or other consolidation in which the owners of the Company’s outstanding equity ownership immediately prior to such merger, reorganization or consolidation own less than 50% of the surviving entity’s voting power immediately after the transaction.

Restricted Common Shares

The Company measures share-based compensation cost at grant date, based on the estimated fair value of the restricted common share awards, which is determined by the closing price of the Company’s common shares as quoted on the NASDAQ Stock Market on the grant date and recognizes the cost as expense on a straight-line basis over the requisite service period.

During the years ended December 31, 2012 , 2011, and 2010, the Company recognized compensation cost related to the Company’s restricted shares of $2,412, $1,884 and $1,838, respectively.

A summary of the activity relating to restricted common shares during the years ended December 31, 2012, 2011 and 2010 is as follows:

	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)
Outstanding and non-vested shares, as of January 1, 2010 (1)	181,667	$15.01	1.8
Granted (2)	12,085	11.04	1.2
Outstanding and non-vested shares, as of December 31, 2010	193,752	14.76	1.7
Granted (3), (4), (5), (6)	1,984,751	0.93	2.4
Forfeited (1), (2), (3), (4)	(65,651)	3.38	-
Vested (1), (2)	(181,252)	14.94	-
Outstanding and non-vested shares, as of December 31, 2011	1,931,600	0.92	2.4
Forfeited (4), (6)	(517,736)	0.91	-
Vested (1), (3), (4), (5), (6)	(589,538)	0.83	-
Outstanding and non-vested shares, as of December 31, 2012	824,326	$0.99	2.9

(1)
181,667 shares were granted on the date of the recapitalization; 166,667 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 83,334 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 15,000 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 5,000 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 2,500 shares will fully vest on January 1, 2013.

(2)
6,668 shares were granted on January 1, 2010 and vested over a one year period (January 1, 2011). 5,417 shares were granted on April 15, 2010, of which: (a) 1,667 vested over a one year period (January 1, 2011) and (b) 3,750 with an original three-year vesting period (at January 1, 2011, 2012 and 2013) were treated as follows: (i) 1,250 vested on January 1, 2011 and (ii) the remaining 2,500 were forfeited on December 31, 2011 due to the resignation of one board member.

(3)
8,335 shares were granted to members of the board of directors on February 1, 2011. Of such shares, 5,001 shares were forfeited on December 31, 2011 due to the resignation of three board members and 3,334 shares were fully vested in 2012.

(4)
365,250 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 53,150 shares were forfeited during 2011 and 92,150 as of December 31, 2012. 50,600 were fully vested as of December 31, 2012. The remaining 169,350 shares will fully vest on April 1, 2013, unless forfeited prior to such time.

(5)
350,000 shares were granted to members of the board of directors on December 21, 2011, of which 140,000 shares were vested upon issuance (February 15, 2012) and the remaining 210,000 shares were vested on December 31, 2012.

(6)
1,261,166 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 314,930 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 946,236 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012, 425,586 of such shares were forfeited and 183,104 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 652,476 shares will fully vest on their original vesting date, unless forfeited prior to such time.

Compensation cost of $309 related to non-vested shares will be primarily recognized up to February 15, 2016.

Share options

The summary of share option awards is summarized as follows (in thousands except per share data):

	Number of Options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Vesting Period (Years)
Outstanding, as of January 1, 2010 (1)	275,000	$27.45	$6.24	3.0
Outstanding, as of December 31, 2010	275,000	27.45	6.99	3.0
Forfeited (1)	(104,167)	19.80	9.33	-
Outstanding, as of December 31, 2011	170,833	32.12	6.96	3.0
Outstanding, as of December 31, 2012	170,833	$32.12	$6.96	3.0
Exercisable at December 31, 2012	170,833	$32.12	$6.96	-

(1)
In 2008, the Company granted 25,000 share options to purchase common shares subject to a vesting period of three annual equal installments. On October 13, 2009, all these shares were vested due to the recapitalization.

In 2009, the Company granted 250,000 share options to purchase common shares, which vest equally over 36 months and are subject to accelerated vesting or forfeiture upon certain circumstances. The options granted are exercisable at a specified time after vesting period (through five years from October 13, 2009). Pursuant to the Board of Directors resolution dated October 14, 2010, the exercisable period of these share options extended for additional five years, i.e. until October 13, 2019. In July 2011, upon the resignation of the former Chief Financial Officer, the remaining 104,167 shares (i.e. 250,000 shares granted less 145,833 shares exercisable as of June 30, 2011) were forfeited. As a result, no unrecognized compensation existed as of July 2011.

During the year ended December 31, 2012 no share-based compensation cost was recognized, relating to the share options. During the year ended December 31, 2011 the Company recognized share-based compensation cost of $194 and a reduction of compensation expense of $496 due to the forfeited shares upon the resignation of the former Chief Financial Officer. During the year ended December 31, 2010 the Company recognized share-based compensation cost of $842, relating to the share options.

The weighted average contractual life of the share options outstanding as of December 31, 2012 was 6.6 years.

As of December 31, 2012, the intrinsic value of the Company’s share options was $0, since the share price of the Company’s common shares was less than the exercise price.